SCHEDULE OF ROLL FORWARD OF LEVEL 3 INVESTMENT WARRANT LIABILITIES (Details) - Warrant [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Fair value, balance		¥ 8
The change in fair value of financial instruments		11,776
Settlement of forward contracts/warrants		(12,617)
Foreign currency translation		833
Fair value, balance